Form N-1A Cover	Jul. 27, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	T. Rowe Price Short-Term Bond Fund, Inc.
Entity Central Index Key	0000731890
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 27, 2026
Prospectus Date	Aug. 01, 2026